Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
Year	Summary Compensation Table Total for PEO(1&2)	Compensation Actually Paid to PEO(1&3)	Average Summary Compensation Table Total for Non- PEO NEOs(1&2)	Average Compensation Actually Paid to Non-PEO NEOs(1&3)	Total Stockholder Return(4)	Peer Group Total Stockholder Return(5)	Net Income (millions)(6)	Adjusted EBITDA (millions)(7)
2024	$8,728,822	$14,461,462	$2,561,306	$3,521,423	$159	$136	$92	$781
2023	$8,986,515	$10,775,983	$1,523,039	$1,688,906	$114	$108	$(132)	$732
(1)	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2024	Timothy C. Oliver	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether
2023	Timothy C. Oliver	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether

(2)	Amounts reflect Summary Compensation Table total compensation for our NEOs for 2023 and 2024.
(3)	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	PEO	Non PEO Average
	2024	2024
	($)	($)

Summary Compensation Table Total	8,728,822	2,561,306
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year reported in the Summary Compensation table	(6,336,912)	(1,296,178)
(Minus): Change in Pension Value reported in the Summary Compensation Table	—	(3,595)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	12,251,538	2,088,316
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	1,150,597	371,451
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in Fiscal Year	—	35,030
Plus/(Minus): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(574,740)	16,932
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions In Fiscal Year	(757,843)	(251,839)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	14,461,462	3,521,423

The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the performance-based RSUs granted in 2021 and 2022 assumed a payout below threshold, the performance-based RSUs granted in 2023 assumed a payout below target, and the performance-based RSUs granted in 2024 assumed a payout above target in 2024, in each case as compared to the grant date fair value calculations which assumed a payout at target.

(4)	Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on October 17, 2023, the date of the first trading day of Atleos common stock following the Separation, through the end of the applicable fiscal year, assuming reinvestment of dividends.
(5)	Peer Group Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the S&P Composite 1500 Transaction & Payment Processing Services Index for the period beginning on October 17, 2023 through the end of the applicable fiscal year, assuming reinvestment of dividends. In comparison, the peer group shown in the prior year’s pay versus performance disclosure was the S&P 500 Information Technology Index, and the value of $100 invested in this index beginning on October 17, 2023 would be $113 through the end of 2023 and $155 through the end of 2024. The current peer group was updated to better reflect our industry following the Separation from NCR Corporation.

Year	2024	2023
S&P Composite 1500 Transaction & Payment Processing Services	$136	$108
S&P 500 Information Technology	$155	$113

(6)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
(7)	While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Atleos’ assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to named executives, for 2024, to Company performance. Please see our 2024 Annual Report for a definition of “Adjusted EBITDA.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2024	Timothy C. Oliver	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether
2023	Timothy C. Oliver	Paul J. Campbell, Stuart Mackinnon, Ricardo J. Nuñez and LaShawne Meriwether

Peer Group Issuers, Footnote
(5)	Peer Group Total Stockholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the S&P Composite 1500 Transaction & Payment Processing Services Index for the period beginning on October 17, 2023 through the end of the applicable fiscal year, assuming reinvestment of dividends. In comparison, the peer group shown in the prior year’s pay versus performance disclosure was the S&P 500 Information Technology Index, and the value of $100 invested in this index beginning on October 17, 2023 would be $113 through the end of 2023 and $155 through the end of 2024. The current peer group was updated to better reflect our industry following the Separation from NCR Corporation.

PEO Total Compensation Amount	$ 8,728,822	$ 8,986,515
PEO Actually Paid Compensation Amount	$ 14,461,462	10,775,983
Adjustment To PEO Compensation, Footnote
(3)	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	PEO	Non PEO Average
	2024	2024
	($)	($)

Summary Compensation Table Total	8,728,822	2,561,306
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year reported in the Summary Compensation table	(6,336,912)	(1,296,178)
(Minus): Change in Pension Value reported in the Summary Compensation Table	—	(3,595)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	12,251,538	2,088,316
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	1,150,597	371,451
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in Fiscal Year	—	35,030
Plus/(Minus): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(574,740)	16,932
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions In Fiscal Year	(757,843)	(251,839)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	14,461,462	3,521,423

Non-PEO NEO Average Total Compensation Amount	$ 2,561,306	1,523,039
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,521,423	1,688,906
Adjustment to Non-PEO NEO Compensation Footnote
(3)	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

	PEO	Non PEO Average
	2024	2024
	($)	($)

Summary Compensation Table Total	8,728,822	2,561,306
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year reported in the Summary Compensation table	(6,336,912)	(1,296,178)
(Minus): Change in Pension Value reported in the Summary Compensation Table	—	(3,595)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	12,251,538	2,088,316
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	1,150,597	371,451
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in Fiscal Year	—	35,030
Plus/(Minus): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(574,740)	16,932
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions In Fiscal Year	(757,843)	(251,839)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	14,461,462	3,521,423

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Company Performance Measures for Determining Executive Compensation

Following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our named executives in 2024. Further information on our performance measures is described in our CD&A above:

●	Adjusted EBITDA
●	Free Cash Flow
●	Revenue
●	rTSR

Total Shareholder Return Amount	$ 159	114
Peer Group Total Shareholder Return Amount	136	108
Net Income (Loss)	$ 92,000,000	$ (132,000,000)
Company Selected Measure Amount	781,000,000	732,000,000
PEO Name	Timothy C. Oliver
Prior Year Presented Peer Group Total Shareholder Return Amount	$ 155	$ 113
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)	While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Atleos’ assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to named executives, for 2024, to Company performance. Please see our 2024 Annual Report for a definition of “Adjusted EBITDA.”

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	rTSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,336,912)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,251,538
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,150,597
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(574,740)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(757,843)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,595)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,296,178)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,088,316
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	371,451
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,030
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,932
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (251,839)